SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in affiliates
Impairment charges on investments	$ 0	$ 0	$ 1,100,000
Impairment of long-lived assets
Impairment charges for property, plant and equipment	1,572,635	3,664,556	0
Revenue recognition
Revenue recognized using the full accrue method	754,200,000
Revenue recognized using the percentage of completion method	137,700,000
Inventories relating to unrecognized revenue for solar power products	7,500,000	8,200,000	18,400,000
Recognized government subsidy of electricity revenues	1,979,214
Shipping and handling costs
Shipping and handling costs relating to sales	55,671,167	33,937,727	41,902,327
Research and development
Research and development expenses	12,056,951	11,684,993	12,998,122
Advertising expenses
Advertising expenses	6,581,392	4,669,237	11,874,452
Minimum
Revenue recognition
Construction period	6 months
Maximum
Revenue recognition
Construction period	1 year
Toll manufacturing arrangements
Revenue recognition
Finished goods sold	$ 16,577,901	$ 13,952,550	$ 7,911,733